Master Trust	12 Months Ended
Dec. 31, 2025
TDRP
EBP, Master Trust [Line Items]
Master Trust	Master Trust
Substantially all of the Plan's investments are held in the Master Trust, which was established for the investment of the Plan and other Company sponsored retirement plans. The Northern Trust Company is the Trustee of the Master Trust and the custodian for funds invested through the core investments and the TRFs (the funds invested through the core investments and the TRFs are referred to as the Master Trust herein). The Plan and the other Company sponsored retirement plans pool their investments in the Master Trust in exchange for a percentage of participation in the Master Trust. The Plan has a specific interest in the Master Trust.
The following table presents the net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31, 2025 and 2024.

(in thousands of dollars)	Master Trust		Plan’s Interest in Master Trust
	2025	2024	2025	2024
ASSETS
Investments, at fair value
Caterpillar Inc. common stock	$5,495,510	$3,784,230	$259,567	$178,570
Common stocks	3,921,926	3,360,443	116,644	100,424
Preferred stocks	23,527	16,468	847	628
Preferred corporate bonds and notes	5,481	7,570	242	348
Other corporate bonds and notes	1,116,507	899,155	49,872	41,965
U.S. government securities	917,546	847,015	40,470	38,942
Common collective trusts	10,071,355	8,473,155	328,703	280,966
Registered investment companies	24,181	8,351	972	299
Other investments, net	161,077	162,359	5,063	5,331
	21,737,110	17,558,746	802,380	647,473

Investments, at contract value
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302	44,063	46,827

Other assets
Cash	5,609	12,700	195	548
Receivables for securities sold	10,745	113,787	384	5,335
Accrued income	39,453	31,300	1,577	1,301
	55,807	157,787	2,156	7,184

Total Master Trust assets	22,538,259	18,496,835	848,599	701,484

LIABILITIES
Payables for securities purchased	(26,413)	(151,488)	(978)	(6,853)

Net Master Trust assets	$22,511,846	$18,345,347	$847,621	$694,631

The fully benefit-responsive synthetic guaranteed investment contracts are valued at contract value as described in the Investment Contracts section of Note 4. All other investments are stated at fair value and are valued as described below:

•Common and preferred stocks: Primarily valued at quoted market prices.
•Preferred and other corporate bonds and notes: Valued based on matrices or models from reputable pricing vendors and may be determined by factors which include, but are not limited to market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.
•U.S. government securities: Valued based on matrices or models from reputable pricing vendors.
•Common collective trusts: Stated at net asset value ("NAV") of units held. The Plan's management elected the practical expedient to use NAV in measuring the fair value of the underlying investments.
•Registered investment companies: Valued at quoted market prices that represent the value of shares held by the Master Trust.
•Other investments, net: Primarily valued at quoted market prices, when available, or valued based on matrices or models from reputable pricing vendors.

The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables summarize Master Trust investments measured at fair value based on NAV per share using the practical expedient, the unfunded commitments and redemption restrictions as of December 31, 2025 and 2024.

(in thousands of dollars)
December 31, 2025	Fair Value	Unfunded Commitments	Redemption Restrictions	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts:
Stocks	$8,052,916	—	None	Daily	None
Short-term investments	$856,792	—	None	Daily	None
U.S. Government securities	$1,061,721	—	None	Daily	None
Core fixed income bonds	$99,926	—	None	Daily	None

(in thousands of dollars)
December 31, 2024	Fair Value	Unfunded Commitments	Redemption Restrictions	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts:
Stocks	$6,770,665	—	None	Daily	None
Short-term investments	$776,283	—	None	Daily	None
U.S. Government securities	$926,207	—	None	Daily	None

The following table presents the changes in net assets for the Master Trust for the year ended December 31, 2025.

(in thousands of dollars)	2025
Changes in Net Assets:
Caterpillar Inc. common stock net appreciation (depreciation) in fair value of investments	$2,130,526
Net appreciation (depreciation) in fair value of investments	2,259,604
Interest	113,520
Caterpillar Inc. common stock dividends	60,066
Dividends	73,519
Other income	7,243
Net investment income (loss)	4,644,478

Transfers, net [1]	(460,114)
Administrative expenses not directly allocated to the plans and other expenses [2]	(17,865)
Increase (decrease) in net assets	4,166,499

Net assets
Beginning of the year	18,345,347
End of the year	$22,511,846

[1] Represents items recorded at the plan level such as contributions, benefit payments, plan transfers and plan specific administrative expenses.
[2] Primarily related to fees and expenses paid to professional money managers who manage the investment funds.

Investment Contracts
The Master Trust holds fixed income fully benefit-responsive investment contracts, referred to as synthetic guaranteed investment contracts (“synthetic GICs”), in which an investment contract is issued by an insurance company (Metropolitan Tower Life Insurance Company, Transamerica Life Insurance Company, The Prudential Insurance Company of America and Nationwide Life Insurance Company). The Plan measures the synthetic GICs at contract value in the Plan's Interest in the Master Trust in the Statements of Net Assets Available for Benefits. The synthetic GICs, which are designed to help preserve principal and provide a stable crediting rate of interest, are fully benefit-responsive and the issuers guarantee that qualified participant initiated withdrawals will be paid at contract value. The synthetic GICs are primarily backed by a portfolio of fixed income investments, which are effectively owned by the Plan. The assets underlying the synthetic GICs are maintained by a third party custodian, separate from the contract issuer's general assets. The synthetic GICs are obligated to provide an interest rate not less than zero. The Plan’s ability to receive amounts due in accordance with the contract is dependent on the issuer’s ability to meet its financial obligations which may be affected by future economic and regulatory developments. These contracts provide that realized and unrealized gains and losses of the underlying assets are not reflected immediately in the assets of the fund, but rather are amortized, usually over the duration of the underlying assets, through adjustments to the future interest crediting rate. The future interest crediting rate can be adjusted periodically and is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation. There are no reserves against contract value for credit risks of the contract issuers.

Employer initiated events, if material, may affect the underlying economics of the investment contracts. These events include plant closings, layoffs, plan termination, bankruptcy or reorganization, merger, early retirement incentive programs, tax disqualification of a trust or other events. The occurrence of one or more employer initiated events could limit the Plan's ability to transact at contract value with the issuers. Except for the employer initiated events above, the synthetic GICs do not permit the issuers to terminate the agreement at an amount different from contract value. As of
December 31, 2025, the Company does not believe that the occurrence of an event that would limit the ability of the Plan to transact at contract value with the issuers is probable.

Fair Value Measurements
The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally-developed market assumptions. In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•Level 1 - Quoted prices for identical instruments in active markets.
•Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.
•Level 3 - Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, quoted market prices are used to determine fair value and such measurements are classified within Level 1. In some cases where market prices are not available, observable market-based inputs are used to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon valuations in which one or more significant inputs are unobservable, including internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates. These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the end of the reporting period.

The significance of transfers between levels was evaluated based upon the nature of the financial instrument and size of the transfer relative to total net Master Trust assets. For the year ended December 31, 2025, there were no significant transfers into or out of Levels 1, 2 or 3.
Master Trust assets that are measured at fair value as of December 31, 2025 and 2024 are summarized below. Investments measured at net asset value per share using the practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation to the table that presents the net assets of the Master Trust.

	Fair Value Measurements as of December 31, 2025
(in thousands of dollars)	Level 1	Level 2	Measured at NAV	Total

Stocks	$9,428,200	$12,763	$—	$9,440,963
Corporate bonds and notes	—	1,121,988	—	1,121,988
U.S. government securities	—	917,546	—	917,546
Common collective trusts	—	—	10,071,355	10,071,355
Registered investment companies	24,181	—	—	24,181
Other investments, net	122,160	38,917	—	161,077
Total investments, at fair value	$9,574,541	$2,091,214	$10,071,355	$21,737,110

	Fair Value Measurements as of December 31, 2024
(in thousands of dollars)	Level 1	Level 2	Measured at NAV	Total

Stocks	$7,158,198	$2,943	$—	$7,161,141
Corporate bonds and notes	—	906,725	—	906,725
U.S. government securities	—	847,015	—	847,015
Common collective trusts	—	—	8,473,155	8,473,155
Registered investment companies	8,351	—	—	8,351
Other investments, net	117,251	45,108	—	162,359
Total investments, at fair value	$7,283,800	$1,801,791	$8,473,155	$17,558,746

Within the Master Trust, certain investment managers may use derivative financial instruments to meet fund objectives and manage exposure to foreign currency, interest rate and market fluctuations. The following is a description of the types of derivative contracts the Master Trust may use:

•Credit contracts: Credit default swaps are used to manage exposure to credit risk. A credit default swap is a contract in which, for a fee, a protection seller agrees to pay a protection buyer an amount resulting from a credit event on a reference entity. If there is no credit default event or settlement trigger, as defined by the contract, then the protection seller makes no payment to the protection buyer and receives only the contractually specified fee. However, if a credit event occurs, the protection seller will be required to make a payment to the protection buyer.
•Equity contracts: Equity index futures contracts are used by investment managers to invest excess cash into equity benchmarks, such as the S&P 500 and MSCI EAFE (developing countries). These contracts are settled in cash daily. Investment managers may also invest in equity rights and warrants which gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame.
•Foreign exchange contracts: Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of instruments denominated in foreign currencies. Forward contracts are used by investment managers to manage foreign exchange rate risks associated with certain investments. These contracts are presented gross (buy side of the contract as a receivable and sell side of the contract as a payable) in the table that presents the net assets of the Master Trust.
•Interest rate contracts: Interest rate movements create a degree of risk by affecting the amount of interest payments and the value of debt instruments. Investment managers use interest rate swaps, total return swaps, futures contracts, options and swaptions to manage interest rate risk.

The fair value of these derivative contracts are included in Other investments, net, Receivables for securities sold and Payables for securities purchased in the tabular presentation of the Net Master Trust assets. The related appreciation (depreciation) is included in Net appreciation (depreciation) in fair value of investments in the tabular presentation of the Net investment income (loss) of the Master Trust. As of December 31, 2025 and 2024, the fair value of these derivative financial instruments, net was $10.1 thousand and $(295.4) thousand, respectively. In 2025, the effect of these derivatives on Net investment income (loss) of the Master Trust was a net gain of $15.0 million, which is primarily related to gains in equity contracts.

Participant Directed Brokerage Accounts
The participant directed brokerage account Plan assets are not included in the Master Trust and are primarily related to investments in common stock. The participant directed brokerage account assets that are measured at fair value are classified as Level 1 as of December 31, 2025 and 2024.